UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited)

Shares		Value*
COMMON STOCK—72.8%
	Aerospace & Defense—2.2%
85,000	Lockheed Martin Corp.	$16,198,450
150,000	Northrop Grumman Corp. (a)	20,694,000
		36,892,450
	Automobiles—3.1%
3,423,500	Ford Motor Co. (a)	48,237,115
144,179	General Motors Co.	4,527,220
		52,764,335
	Banks—5.5%
1,300,000	Fifth Third Bancorp	25,987,000
300,000	PNC Financial Services Group, Inc. (a)	25,917,000
767,000	Wells Fargo & Co. (a)	40,720,030
		92,624,030
	Capital Markets—1.5%
200,000	Ameriprise Financial, Inc. (a)	25,234,000

	Chemicals—0.8%
200,000	EI du Pont de Nemours & Co. (a)	13,830,000

	Communications Equipment—1.3%
830,900	Cisco Systems, Inc. (a)	20,332,123
24,500	Harris Corp.	1,705,200
		22,037,323
	Consumer Finance—1.8%
1,513,000	Navient Corp. (a)	29,927,140

	Diversified Financial Services—3.5%
455,200	Citigroup, Inc. (a)	24,366,856
590,000	JP Morgan Chase & Co. (a)	35,683,200
		60,050,056
	Diversified Telecommunication Services—4.7%
1,534,000	AT&T, Inc. (a)	53,444,560
522,500	Verizon Communications, Inc.	26,255,625
		79,700,185
	Electric Utilities—0.8%
250,000	American Electric Power Co., Inc.	14,585,000

	Food & Staples Retailing—0.9%
200,000	Wal-Mart Stores, Inc.	15,254,000

	Food Products—0.2%
39,038	Bunge Ltd.	3,460,719

	Health Care Equipment & Supplies—1.5%
364,100	Baxter International, Inc. (a)	25,537,974

	Health Care Providers & Services—1.9%
250,000	WellPoint, Inc. (a)	31,672,500

	Industrial Conglomerates—2.0%
1,353,217	General Electric Co. (a)	34,926,531

	Insurance—5.1%
57,396	American International Group, Inc.	3,074,704
800,000	MetLife, Inc. (a)	43,392,000
300,000	The Allstate Corp. (a)	19,455,000
200,000	The Travelers Cos, Inc. (a)	20,160,000
		86,081,704

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

Shares		Value*
	IT Services—1.3%
83,784	Unisys Corp. (b)	$2,148,222
1,450,000	Xerox Corp. (a)	19,256,000
		21,404,222
	Metals & Mining—3.5%
2,029,900	Barrick Gold Corp. (a)	24,094,913
1,130,700	Freeport-McMoRan Copper & Gold, Inc.	32,224,950
1,753,740	Thompson Creek Metals Co., Inc. (b)	3,314,568
		59,634,431
	Multiline Retail—1.4%
414,300	Macy’s, Inc. (a)	23,954,826

	Multi-Utilities—3.4%
682,600	Ameren Corp.	28,901,284
695,000	Public Service Enterprise Group, Inc.	28,710,450
		57,611,734
	Oil, Gas & Consumable Fuels—12.0%
79,781	Apache Corp.	6,159,093
200,000	Chevron Corp. (a)	23,990,000
650,000	ConocoPhillips	46,897,500
700,000	Marathon Oil Corp. (a)	24,780,000
254,600	Occidental Petroleum Corp.	22,641,578
450,500	Royal Dutch Shell PLC, Class A, ADR	32,341,395
779,100	Total SA, ADR	46,660,299
		203,469,865
	Paper & Forest Products—1.5%
500,000	International Paper Co. (a)	25,310,000

	Pharmaceuticals—7.6%
599,000	GlaxoSmithKline PLC, ADR (a)	27,248,510
200,000	Johnson & Johnson (a)	21,556,000
400,000	Merck & Co., Inc. (a)	23,176,000
800,000	Pfizer, Inc. (a)	23,960,000
582,342	Teva Pharmaceutical Industries Ltd., ADR (a)	32,884,853
		128,825,363
	Road & Rail—1.2%
184,100	Norfolk Southern Corp. (a)	20,368,824

	Semiconductors & Semiconductor Equipment—1.4%
717,500	Intel Corp. (a)	24,402,175

	Software—2.7%
870,000	CA, Inc.	25,282,200
803,100	Symantec Corp.	19,932,942
		45,215,142

	Total Common Stock (cost-$1,144,925,639)	1,234,774,529

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—17.6%
	Automobiles—0.6%
$800	Ford Motor Co., 4.25%, 11/15/16	$1,321,500
10,000	Tesla Motors, Inc., 0.25%, 3/1/19	9,668,750
		10,990,250
	Biotechnology—1.3%
3,000	ARIAD Pharmaceuticals, Inc., 3.625%, 6/15/19 (c)(d)	2,863,125
2,265	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	2,617,491
3,500	Cepheid, 1.25%, 2/1/21 (c)(d)	3,841,250
500	Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20	585,000
4,000	Emergent Biosolutions, Inc., 2.875%, 1/15/21 (c)(d)	4,107,500
5,085	Incyte Corp., 0.375%, 11/15/18 (c)(d)	7,284,262
		21,298,628
	Capital Markets—0.8%
7,580	Ares Capital Corp., 5.75%, 2/1/16	7,911,625
6,615	Walter Investment Management Corp., 4.50%, 11/1/19	5,163,834
		13,075,459
	Commercial Services—0.1%
1,640	Cenveo Corp., 7.00%, 5/15/17	1,679,975

	Communications Equipment—1.0%
	Ciena Corp.,
1,000	0.875%, 6/15/17	973,125
3,000	3.75%, 10/15/18 (c)(d)	3,491,250
3,000	Finisar Corp., 0.50%, 12/15/33 (c)(d)	2,746,875
10,250	Ixia, 3.00%, 12/15/15	10,217,969
		17,429,219
	Computers & Peripherals—1.0%
7,945	SanDisk Corp., 0.50%, 10/15/20 (c)(d)	9,394,963
5,000	Spansion LLC, 2.00%, 9/1/20	8,031,250
		17,426,213
	Construction Materials—0.1%
1,005	Cemex S.A.B. de C.V., 4.875%, 3/15/15	1,144,444

	Consumer Finance—0.6%
4,000	Ezcorp, Inc., 2.125%, 6/15/19 (c)(d)	3,687,500
5,505	Portfolio Recovery Associates, Inc., 3.00%, 8/1/20	6,640,406
		10,327,906
	Electric Utilities—0.2%
2,500	NRG Yield, Inc., 3.50%, 2/1/19 (c)(d)	2,907,813

	Electrical Equipment—0.1%
2,245	SolarCity Corp., 1.625%, 11/1/19 (c)(d)	2,188,875

	Electronic Equipment, Instruments & Components—0.2%
3,600	InvenSense, Inc., 1.75%, 11/1/18 (c)(d)	3,422,250

	Energy Equipment & Services—0.6%
1,845	Bristow Group, Inc., 3.00%, 6/15/38	2,098,687
2,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	2,540,000
2,000	Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	1,912,500
4,400	SEACOR Holdings, Inc., 3.00%, 11/15/28 (c)(d)	4,232,250
		10,783,437

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Health Care Equipment & Supplies—0.1%
$1,000	NuVasive, Inc., 2.75%, 7/1/17	$1,206,875

	Health Care Providers & Services—0.8%
2,200	Molina Healthcare, Inc., 1.125%, 1/15/20	2,872,375
610	Omnicare, Inc., 3.50%, 2/15/44	695,781
6,000	WellPoint, Inc., 2.75%, 10/15/42	10,507,500
		14,075,656
	Health Care Technology—0.1%
2,000	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20	2,067,500

	Household Durables—1.2%
2,510	Jarden Corp., 1.125%, 3/15/34 (c)(d)	2,695,113
2,000	KB Home, 1.375%, 2/1/19	1,938,750
5,000	Lennar Corp., 3.25%, 11/15/21 (c)(d)	9,390,625
6,500	The Ryland Group, Inc., 0.25%, 6/1/19	5,955,625
		19,980,113
	Insurance—0.2%
4,000	HCI Group, Inc., 3.875%, 3/15/19 (c)(d)	4,052,500

	Internet & Catalog Retail—0.5%
3,000	Ctrip.com International Ltd., 1.25%, 10/15/18	3,166,875
5,000	Priceline Group, Inc., 0.90%, 9/15/21 (c)(d)	4,821,875
		7,988,750
	Internet Software & Services—1.9%
6,000	Akamai Technologies, Inc., zero coupon, 2/15/19 (c)(d)	6,090,030
6,000	Dealertrack Technologies, Inc., 1.50%, 3/15/17	8,242,500
2,335	Qihoo 360 Technology Co., Ltd., 2.50%, 9/15/18 (c)(d)	2,380,241
1,000	SINA Corp., 1.00%, 12/1/18 (c)(d)	920,000
12,530	Twitter, Inc., 0.25%, 9/15/19 (c)(d)	11,519,769
2,500	Web.com Group, Inc., 1.00%, 8/15/18	2,339,062
		31,491,602
	IT Services—0.0%
500	Cardtronics, Inc., 1.00%, 12/1/20 (c)(d)	490,315

	Leisure Products—0.1%
1,975	JAKKS Pacific, Inc., 4.875%, 6/1/20 (c)(d)	1,665,172

	Life Science Tools & Services—0.7%
5,500	Fluidigm Corp., 2.75%, 2/1/34	5,097,812
	Illumina, Inc. (c)(d),
3,000	zero coupon, 6/15/19	3,326,250
2,500	0.50%, 6/15/21	2,885,938
		11,310,000

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Machinery—0.5%
$4,020	Meritor, Inc., 7.875%, 3/1/26	$5,919,450
2,810	Wabash National Corp., 3.375%, 5/1/18	3,189,350
		9,108,800
	Media—0.2%
4,000	Liberty Interactive LLC, 3.50%, 1/15/31	2,170,000
1,000	Live Nation Entertainment, Inc., 2.50%, 5/15/19 (c)(d)	1,046,250
		3,216,250
	Oil, Gas & Consumable Fuels—0.9%
2,000	Chesapeake Energy Corp., 2.50%, 5/15/37	1,992,500
5,500	Cobalt International Energy, Inc., 2.625%, 12/1/19	4,094,062
2,500	Goodrich Petroleum Corp., 5.00%, 10/1/32	2,053,125
9,975	Peabody Energy Corp., 4.75%, 12/15/41	6,658,313
		14,798,000
	Personal Products—0.2%
3,950	Herbalife Ltd., 2.00%, 8/15/19 (c)(d)	3,340,238

	Pharmaceuticals—0.3%
1,000	Endo Health Solutions, Inc., 1.75%, 4/15/15	2,290,000
850	Pacira Pharmaceuticals, Inc., 3.25%, 2/1/19	3,185,375
		5,475,375
	Real Estate Investment Trust—0.3%
6,000	Redwood Trust, Inc., 4.625%, 4/15/18	5,988,750

	Semiconductors & Semiconductor Equipment—1.5%
5,000	JinkoSolar Holding Co. Ltd., 4.00%, 2/1/19 (c)(d)	4,568,750
175	Lam Research Corp., 1.25%, 5/15/18	245,656
2,000	Micron Technology, Inc., 2.375%, 5/1/32	6,878,750
4,500	NVIDIA Corp., 1.00%, 12/1/18 (c)(d)	5,113,125
2,000	ON Semiconductor Corp., 2.625%, 12/15/26	2,210,000
4,000	SunEdison, Inc., 0.25%, 1/15/20 (c)(d)	4,005,000
2,000	SunPower Corp., 0.875%, 6/1/21 (c)(d)	2,041,250
		25,062,531
	Software—1.3%
3,015	Bottomline Technologies de, Inc., 1.50%, 12/1/17	3,207,206
1,500	Citrix Systems, Inc., 0.50%, 4/15/19 (c)(d)	1,568,437
1,000	NetSuite, Inc., 0.25%, 6/1/18	1,140,000
1,500	Synchronoss Technologies, Inc., 0.75%, 8/15/19	1,758,750
2,000	Take-Two Interactive Software, Inc., 1.00%, 7/1/18	2,695,000
3,230	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,068,500
7,500	Verint Systems, Inc., 1.50%, 6/1/21	8,404,688
		21,842,581
	Thrifts & Mortgage Finance—0.2%
1,795	Radian Group, Inc., 2.25%, 3/1/19	2,928,094

	Total Convertible Bonds & Notes (cost-$314,223,741)	298,763,571

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—7.6%
	Banks—0.5%
3,525	Huntington Bancshares, Inc., 8.50% (e)	$4,617,750
2,790	Wells Fargo & Co., 7.50%, Ser. L (e)	3,359,160
		7,976,910
	Diversified Financial Services—0.5%
7,665	Bank of America Corp., 7.25%, Ser. L (e)	8,762,705

	Diversified Telecommunication Services—0.1%
50,000	Intelsat SA, 5.75%, 5/1/16	2,572,000

	Energy Equipment & Services—0.1%
18,650	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes) (f)	960,288

	Food Products—1.2%
78,830	Bunge Ltd., 4.875% (e)	8,760,536
15,500	Post Holdings, Inc., 2.50% (c)(d)(e)	1,208,031
200,000	Tyson Foods, Inc., 4.75%, 7/15/17	10,032,000
		20,000,567
	Health Care Providers & Services—0.3%
40,000	Amsurg Corp., 5.25%, 7/1/17	4,498,000

	Independent Power & Renewable Electricity Producers—0.3%
57,635	Dynegy, Inc., 5.375%, 11/1/17	5,792,317

	Insurance—0.1%
25,000	Maiden Holdings Ltd., 7.25%, 9/15/16	1,168,250

	Machinery—0.7%
90,000	Stanley Black & Decker, Inc., 4.75%, 11/17/15	12,136,500

	Metals & Mining—0.7%
470,810	ArcelorMittal, 6.00%, 1/15/16	9,776,652
220,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	2,310,000
		12,086,652
	Multi-Utilities—1.0%
204,100	AES Trust III, 6.75%, 10/15/29	10,282,558
121,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,117,525
		16,400,083
	Oil, Gas & Consumable Fuels—0.9%
45,100	ATP Oil & Gas Corp., 8.00% (b)(c)(d)(e)(g)	586
99,950	Chesapeake Energy Corp., 5.00% (e)	9,682,656
36,330	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.) (f)	3,101,856
16,265	Energy XXI Bermuda Ltd., 5.625% (e)	2,261,852
		15,046,950
	Real Estate Investment Trust—0.7%
176,800	Alexandria Real Estate Equities, Inc., 7.00% (e)	4,794,816
50,000	American Tower Corp., 5.25%, 5/15/17	5,368,750
35,385	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	2,194,578
		12,358,144

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

Shares		Value*
	Specialty Retail—0.5%
5,500	Barnes & Noble, Inc., 7.75%, 8/18/21 (c)(d)	$7,764,625

	Total Convertible Preferred Stock (cost-$140,306,589)	127,523,991

Principal Amount (000s)
SHORT-TERM INVESTMENTS—2.6%
	Time Deposits—2.6%
$35,033	Citibank-London, 0.03%, 11/3/14	35,032,538
9,265	JPMorgan Chase & Co.-Nassau, 0.03%, 11/3/14	9,264,911
	Total Short Term Investments (cost-$44,297,449)	44,297,449

	Total Investments, before call options written (cost-$1,643,753,418)(h)—100.6%	1,705,359,540

Contracts
CALL OPTIONS WRITTEN (b)—(1.0)%
	Consumer Discretionary Select Sector SPDR Index, (ASE),
6,500	strike price $68, expires 12/5/14	(825,500)
6,500	strike price $68.50, expires 11/7/14	(211,250)
4,000	strike price $68.50, expires 12/12/14	(450,000)
	KBW Bank Index, (PHL),
2,500	strike price $71, expires 12/20/14	(531,250)
4,000	strike price $72, expires 12/20/14	(660,000)
6,000	strike price $73, expires 11/22/14	(405,000)
	NASDAQ 100 Index, (CBOE),
75	strike price $4120, expires 11/7/14	(353,625)
80	strike price $4125, expires 12/5/14	(664,000)
80	strike price $4130, expires 11/22/14	(500,800)
	Philadelphia Oil Service Sector Index, (PHL),
1,400	strike price $260, expires 12/20/14	(647,500)
1,500	strike price $280, expires 11/22/14	(236,250)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
6,000	strike price $70, expires 12/5/14	(1,618,547)
6,000	strike price $73, expires 11/7/14	(172,926)
6,000	strike price $73, expires 11/28/14	(535,327)
6,000	strike price $73.50, expires 11/14/14	(239,129)
2,000	strike price $260, expires 12/5/14	(699,432)
1,500	strike price $279, expires 11/14/14	(11,941)
	Standard & Poor’s 500 Index, (CBOE),
225	strike price $1975, expires 11/28/14	(1,190,250)
225	strike price $1990, expires 11/22/14	(873,000)
225	strike price $1990, expires 12/5/14	(1,021,500)
225	strike price $1990, expires 12/12/14	(1,095,750)
200	strike price $2000, expires 11/14/14	(566,000)
200	strike price $2000, expires 11/22/14	(638,000)
200	strike price $2005, expires 12/12/14	(776,000)
200	strike price $2010, expires 11/7/14	(343,000)
200	strike price $2010, expires 11/14/14	(434,000)
200	strike price $2010, expires 12/20/14	(786,000)
	Total Call Options Written (premiums received-$12,223,550)	(16,485,977)

	Total Investments, net of call options written (cost-$1,631,529,868)—99.6%	1,688,873,563
	Other assets less other liabilities—0.4%	6,978,610
	Net Assets—100.0%	$1,695,852,173

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and to NFJ Investment Group LLC and Allianz Global Investors U.S. LLC (the “Sub-Advisers”), affiliates of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee Fund’s the implementation of the valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Advisers monitor the continued appropriateness of methods applied and determine if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are value at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $131,062,033, representing 7.7% of net assets.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Perpetual maturity. The date shown, if any, is the next call date.

(f)           Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(g)          In default.

(h)         At October 31, 2014, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,644,797,650. Gross unrealized appreciation was $207,554,484, gross unrealized depreciation was $146,992,594 and net unrealized appreciation was $60,561,890. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

(i)             Transactions in call options written for the nine months ended October 31, 2014:

	Contracts	Premiums
Options outstanding, January 31, 2014	42,500	$11,202,100
Options written	253,650	67,539,296
Options terminated in closing transactions	(96,060)	(31,307,985)
Options expired	(129,710)	(32,017,743)
Options exercised	(8,145)	(3,192,118)
Options outstanding, October 31, 2014	62,235	$12,223,550

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

A summary of the inputs used at October 31, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/14
Investments in Securities - Assets
Common Stock	$1,234,774,529	$—	$—	$1,234,774,529
Convertible Bonds & Notes	—	298,763,571	—	298,763,571
Convertible Preferred Stock:
Energy Equipment & Services	—	—	960,288	960,288
Food Products	18,792,536	1,208,031	—	20,000,567
Metal & Mining	2,310,000	9,776,652	—	12,086,652
Oil, Gas & Consumable Fuels	—	11,945,094	3,101,856	15,046,950
Real Estate Investment Trust	6,989,394	5,368,750	—	12,358,144
Specialty Retail	—	7,764,625	—	7,764,625
All Other	59,306,765	—	—	59,306,765
Short-Term Investments	—	44,297,449	—	44,297,449
	1,322,173,224	379,124,172	4,062,144	1,705,359,540
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(13,208,675)	$(3,277,302)	$—	$(16,485,977)
Totals	$1,308,964,549	$375,846,870	$4,062,144	$1,688,873,563

At October 31, 2014, a security valued at $2,572,000 was transferred from Level 2 to Level 1. This transfer was the result of a security with an exchange-traded closing price at October 31, 2014, which was not available at January 31, 2014.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

October 31, 2014 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2014, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/14	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/14
Investments in Securities - Assets
Convertible Preferred Stock:
Biotechnology	$10,731,463	$—	$(10,382,652)	$—	$1,440,130	$(1,788,941)	$—	$—	$—
Energy Equipment & Services	—	1,159,844	—	—	—	(199,556)	—	—	960,288
Insurance	5,575,655	—	(5,793,384)	—	81,382	136,347	—	—	—
Oil, Gas & Consumable Fuels	—	3,456,799	—	—	—	(354,943)	—	—	3,101,856
Totals	$16,307,118	$4,616,643	$(16,176,036)	$—	$1,521,512	$(2,207,093)	$—	$—	$4,062,144

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2014:

	Ending Balance	Valuation	Unobservable
	at 10/31/14	Technique Used	Inputs	Input Values
Investments in Securities - Assets

Convertible Preferred Stock	$4,062,144	Third-Party Pricing Vendor	Single Broker Quote	$51.49 - $85.38

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2014 was $(554,499).

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

PHL — Philadelphia Stock Exchange

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depository Receipts

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: December 22, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: December 22, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2014